Other financial assets - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other financial assets [Line Items]
Other current financial assets	€ 2	€ 3	€ 11
Non-current investments in equity instruments designated at fair value through other comprehensive income	€ 222	€ 231
12-month expected credit losses
Other financial assets [Line Items]
Expected credit loss rate	1200.00%